STOCKHOLDERS' EQUITY (DEFICIT)	3 Months Ended
Jun. 30, 2011
STOCKHOLDERS' EQUITY (DEFICIT)
STOCKHOLDERS' EQUITY (DEFICIT)

4.     STOCKHOLDERS’ EQUITY (DEFICIT)

The stockholders’ equity of the Company comprises the following classes of capital stock as of June 30, 2011 and March 31, 2011:

Preferred stock, no par value; 10,000,000 shares authorized, zero shares issued and outstanding at June 30, 2011 and March 31, 2011, respectively.

Common stock, par value of $0.001 per share; 500,000,000 shares authorized: 161,899,050 and 161,117,595 shares issued and outstanding at June 30, 2011 and March 31, 2011, respectively.

On April 7, 2011, the Company issued 150,000 of common stock to satisfy obligations under share subscription agreements for $31,500 of cash received and included in share subscription payable in the consolidated financial statements at March 31, 2011.

On April 7, 2011, the Company issued 345,000 shares of common stock to satisfy obligations under share subscription agreements for cash, equipment and services valued at $69,000 included in share subscription payable in the consolidated financial statements at March 31, 2011.

On May 6, 2011, the Company issued 222,727 shares of common stock to satisfy obligations under share subscription agreements for $49,000 of cash received and included in share subscription payable in the consolidated financial statements at March 31, 2011.

On May 6, 2011, the Company issued 63,728 shares of common stock to fully pay a promissory note and accrued interest totalling $24,021.

Common Stock Payable

On April 1, 2011, the Company issued 35,000 shares of common stock payable for equipment valued at $7,000 ($0.20 per share).

On April 21, 2011, the Company received $6,000 in cash in exchange for a common stock payable of 30,000 shares of common stock ($0.20 per share).

On April 27, 2011, the Company issued 22,727 shares of common stock payable for equipment valued at $5,000 ($0.22 per share).

On April 30, 2011, the Company issued 8,375 shares of common stock payable for services valued at $1,675 ($0.20 per share).

On May 11, 2011, the Company received $20,000 in cash in exchange for a common stock payable of 100,000 shares of common stock ($0.20 per share).

On May 23, 2011, the Company issued 454,545 shares of common stock payable to pay notes payable of $100,000 ($0.20 per shares).

On May 23, 2011, the Company issued 20,000 shares of common stock payable for equipment valued at $4,000 ($0.20 per share).

On May 25, 2011, the Company received $12,500 in cash in exchange for a common stock payable of 62,500 shares of common stock ($0.20 per share).

On May 27, 2011, the Company received $75,000 in cash in exchange for a common stock payable of 375,000 shares of common stock ($0.20 per share).

On June 6, 2011, the Company issued 16,506 shares of common stock payable for services valued at $2,806 ($0.17 per share).

On June 10, 2011, the Company issued 134,962 shares of common stock payable for services valued at $26,992 ($0.20 per share).

On June 16, 2011, the Company received $5,000 in cash in exchange for a common stock payable of 25,000 shares of common stock ($0.20 per share).

On June 16, 2011, the Company received $5,000 in cash in exchange for a common stock payable of 25,000 shares of common stock ($0.20 per share).

On June 17, 2011, the Company received $8,000 in cash in exchange for a common stock payable of 40,000 shares of common stock ($0.20 per share).

On June 19, 2011, the Company issued 60,000 shares of common stock payable for equipment valued at $12,000 ($0.20 per share).

On June 27, 2011, the Company issued 350,000 shares of common stock payable for mineral property valued at $58,500 ($0.195 per share).

On June 28, 2011, the Company issued 300,000 shares of common stock payable for mineral property valued at $70,000 ($0.20 per share).

On June 29, 2011, the Company received $8,410 in cash in exchange for a common stock payable of 42,050 shares of common stock ($0.20 per share).

On June 30, 2011, the Company received $13,500 in cash in exchange for a common stock payable of 67,500 shares of common stock ($0.20 per share).

On June 30, 2011, the Company received $4,000 in cash in exchange for a common stock payable of 20,000 shares of common stock ($0.20 per share).